Shareholders' Deficiency	12 Months Ended
Dec. 31, 2015
Shareholders' Deficiency [Abstract]
Shareholders' Deficiency

Note 7. Shareholders’ Deficiency

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2015:

●	In February 2015, the Company issued 701,786 shares of common stock in connection with the exercise of stock warrants;

●	In March 2015, the Company issued 482,000 shares of common stock in connection with the exercise of stock warrants;

●	In March 2015, the Company issued 153,010 shares of common stock pursuant to the Lincoln Park facility;

●	In April 2015, the Company issued 356,786 shares of common stock in connection with the exercise of stock warrants;

●	In April 2015, the Company issued 8,125 shares of common stock in connection with the exercise of stock options;

●	In May 2015, the Company issued 76,364 shares of common stock pursuant to the Lincoln Park facility;

●	In June 2015, the Company issued 384,237 shares of common stock pursuant to the Lincoln Park facility;

●	In June 2015, the Company issued 198,714 shares of common stock in connection with the exercise of stock warrants;

●	In July 2015, the Company issued 7,143 shares of common stock in connection with the exercise of stock warrants;

●	In September 2015, the Company issued 609,535 shares of common stock pursuant to an Equity Line Purchase Agreement;

●	In September 2015, the Company issued 25,000 shares of common stock in connection with the exercise of stock options;

●	In October 2015, the Company issued 151,843 shares of common stock pursuant to the Lincoln Park facility;

●	In November 2015, the Company issued 75,894 shares of common stock pursuant to the Lincoln Park facility;

●	In December 2015, the Company issued 3,936,235 shares of common stock pursuant to an Equity Line Purchase Agreement;
●	In nine separate transactions, the Company issued 166,282 fully vested shares of common stock as partial consideration for services performed.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2014:

●	In January 2014, the Company issued 77,889 shares of common stock in connection with the cashless exercise of 250,000 stock warrants;

●	In March 2014, the Company issued 76,932 shares of common stock pursuant to the Lincoln Park facility;

●	In April 2014, the Company issued 76,907 shares of common stock pursuant to the Lincoln Park facility;

●	In May 2014, the Company issued 43,067 shares of common stock upon the execution of an agreement to evaluate specific oncology technology;

●	In May 2014, the Company issued 29,172 shares of common stock upon the exercise of vested stock options;

●	In July 2014, the Company issued 76,904 shares of common stock pursuant to the Lincoln Park facility;

●	In July 2014, the Company issued 7,500 shares of common stock upon the exercise of vested stock options;

●	In August 2014, the Company issued 65,115 shares of common stock with the cashless exercise of 336,081 stock warrants;

●	In September 2014, the Company issued 1,849,113 shares of common stock in connection with the Hy BioPharma Acquisition of in process research and development.

●	In December 2014, the Company issued 1,886,530 shares of common stock and 1,169,318 warrants pursuant to a registered direct unit offering of common stock and warrants. The Company received net proceeds of $1,937,894 from this offering.

●	In four separate transactions, the Company issued 121,000 shares of common stock as partial consideration for services performed.

Equity Line Purchase Agreement

On July 29, 2015, the Company entered into the Equity Line Purchase Agreements and a registration rights agreements with accredited institutional investors, Kodiak Capital Group, LLC (“Kodiak Capital”), Kingsbrook Opportunities Master Fund LP (“Kingsbrook”) and River North Equity, LLC (“River North” and, together with Kodiak Capital and Kingsbrook, the “Investors”). Under the Equity Line Purchase Agreements, the Investors agreed to purchase from the Company up to an aggregate of $10 million worth of shares of common stock, from time to time. In accordance with the registration rights agreements, the Company has filed with the U.S. Securities and Exchange Commission (the “SEC”) a registration statement to register for resale under the Securities Act of 1933, as amended, the shares of common stock that may be issued to the Investors under the Equity Line Purchase Agreements.

From the date that the SEC declared the registration statement effective, in August 2015, until December 31, 2016, the Company has the right to sell up to $5 million, $4 million and $1 million worth of shares of common stock to Kodiak Capital, Kingsbrook and River North, respectively. The Company will control the timing and amount of future sales, if any, of common stock to the Investors under the Equity Line Purchase Agreements. The purchase price of the shares will be equal to eighty percent (80%) of the lowest daily volume weighted average price of the common stock for any trading day during the five consecutive trading days immediately following the date of the Company’s notice to the Investors requesting the purchase. There is no minimum amount that the Company may require the Investors to purchase at any one time. The Company may not require the Investors to purchase more than $3 million worth of shares of common stock during any seven day period and may not require any of the Investors to purchase shares of common stock if such purchase would result in such Investor’s beneficial ownership exceeding 9.99% of the outstanding common stock.

The Equity Line Purchase Agreements contain customary representations, warranties, covenants, closing conditions, and indemnification and termination provisions. Each of the Investors has covenanted not to cause or engage in any manner whatsoever any direct or indirect short selling of the common stock.

In consideration for entering into the Equity Line Purchase Agreements, the Company issued to each of the Investors a promissory note having a principal amount equal to 3% of the total amount committed by such Investor. The principal amount due under the promissory notes does not accrue interest and is payable by April 15, 2016 (see Note 4).

The Equity Line Purchase Agreements may be terminated by the Company at any time at its discretion without any cost to the Company.

The initial drawdown under the Equity Line Purchase Agreements was $500,000 offset by issuance cost of $453,162, which is included in the Consolidated Statements of Changes in Shareholders’ Deficiency. Issuance costs include professional fees, 3% commitment fee (promissory notes payable by April 15, 2016) and SEC filing fees.

In December 2015, a second drawdown was made, whereby under the Equity Line Purchase Agreements, the Company issued 3,936,235 shares of common stock receiving proceeds of $2,000,000.

On March 7, 2016, in accordance with the terms of the Equity Line Purchase Agreements, the Company exercised its right to terminate the Purchase Agreements upon written notice to the Investors. The Company did not incur any penalties as a result of this termination.

Equity Line

In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each additional purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 122,070 shares will be issued based upon the relative proportion of the aggregate amount of $10.0 million. The Regular Purchase amount may be increased up to 100,000 shares of common stock if the closing price of the common shares is not below $2.50. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (“Accelerate Purchase Date”) additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price.

During the year ended December 31, 2014, in three separate transactions, the Company sold 225,000 shares of common stock and issued 5,743 commitment shares receiving net proceeds of $470,475. During the year ended December 31, 2015, in nine separate transactions, the Company sold 825,000 shares of common stock and issued 16,348 commitment shares receiving net proceeds of $1,339,177.